PIMCO Variable Insurance Trust

Supplement Dated December 31, 2007 to the
Institutional Class Prospectus,
dated May 1, 2007

Disclosure Related to the PIMCO CommodityRealReturn™ Strategy Portfolio and
PIMCO Real Return Portfolio

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn™ Strategy Portfolio and the Real Return Portfolio.

Therefore, effective immediately, the section of the table in the "Management of the Portfolios-Individual Portfolio Managers" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn™ Strategy Portfolio and Real Return Portfolio is deleted, and is replaced by the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
CommodityRealReturn™ Strategy	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.
Real Return		12/07

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 31, 2007 to the
Administrative Class Prospectus,
dated May 1, 2007

Disclosure Related to the PIMCO CommodityRealReturn™ Strategy Portfolio,
PIMCO Real Return Portfolio and PIMCO RealEstateRealReturn Strategy Portfolio

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn™ Strategy Portfolio, Real Return Portfolio and RealEstateRealReturn Strategy Portfolio.

Therefore, effective immediately, the section of the table in the "Management of the Portfolios-Individual Portfolio Managers" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn™ Strategy Portfolio, Real Return Portfolio and RealEstateRealReturn Strategy Portfolio is deleted, and is replaced by the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
CommodityRealReturn™ Strategy	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.
Real Return		12/07
RealEstateRealReturn Strategy		12/07

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 31, 2007 to the
Advisor Class and Class M Prospectus,
dated May 1, 2007

Disclosure Related to the PIMCO CommodityRealReturn™ Strategy Portfolio,
PIMCO Real Return Portfolio and PIMCO RealEstateRealReturn Strategy Portfolio

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn™ Strategy Portfolio, Real Return Portfolio and RealEstateRealReturn Strategy Portfolio.

Therefore, effective immediately, the section of the table in the "Management of the Portfolios-Individual Portfolio Managers" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn™ Strategy Portfolio, Real Return Portfolio and RealEstateRealReturn Strategy Portfolio is deleted, and is replaced by the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
CommodityRealReturn™ Strategy	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.
Real Return		12/07
RealEstateRealReturn Strategy		12/07

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 31, 2007 to the
Institutional Class Prospectus for the PIMCO Real Return Portfolio, PIMCO Global Bond Portfolio (Unhedged) and PIMCO All Asset Portfolio
dated May 1, 2007

Disclosure Related to the PIMCO Real Return Portfolio

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the Real Return Portfolio.

Therefore, effective immediately, the section of the table in the "Management of the Portfolios-Individual Portfolio Managers" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the Real Return Portfolio is deleted, and is replaced by the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Real Return	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 31, 2007 to the
Advisor Class Prospectus PIMCO Total Return Portfolio, PIMCO CommodityRealReturn™ Strategy Portfolio and PIMCO Real Return Portfolio
dated May 1, 2007

Disclosure Related to the PIMCO CommodityRealReturn™ Strategy Portfolio and PIMCO Real Return Portfolio

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn™ Strategy Portfolio and Real Return Portfolio.

Therefore, effective immediately, the section of the table in the "Management of the Portfolios-Individual Portfolio Managers" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn™ Strategy Portfolio and Real Return Portfolio is deleted, and is replaced by the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
CommodityRealReturn™ Strategy	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.
Real Return		12/07

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 31, 2007 to the
Administrative Class Prospectus for the PIMCO CommodityRealReturn™ Strategy Portfolio
dated May 1, 2007

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn™ Strategy Portfolio.

Therefore, effective immediately, the section of the table in the "Management of the Portfolio-Individual Portfolio Manager" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn™ Strategy Portfolio is deleted, and is replaced by the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
CommodityRealReturn™ Strategy	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 31, 2007 to the
Advisor Class Prospectus for the PIMCO CommodityRealReturn™ Strategy Portfolio
dated May 1, 2007

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn™ Strategy Portfolio.

Therefore, effective immediately, the section of the table in the "Management of the Portfolio-Individual Portfolio Manager" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn™ Strategy Portfolio is deleted, and is replaced by the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
CommodityRealReturn™ Strategy	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 31, 2007 to the
Administrative Class Prospectus for the PIMCO Real Return Portfolio
dated May 1, 2007

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the Real Return Portfolio.

Therefore, effective immediately, the section of the table in the "Management of the Portfolio-Individual Portfolio Manager" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the Real Return Portfolio is deleted, and is replaced by the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Real Return	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 31, 2007 to the
Administrative Class Prospectus for the PIMCO RealEstateRealReturn Strategy Portfolio
dated May 1, 2007

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the RealEstateRealReturn Strategy Portfolio.

Therefore, effective immediately, the section of the table in the "Management of the Portfolio-Individual Portfolio Manager" section of the Prospectus providing information with respect to John B. Brynjolfsson's management of the RealEstateRealReturn Strategy Portfolio is deleted, and is replaced by the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
RealEstateRealReturn Strategy	Mihir Worah	12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 31, 2007 to the
Statement of Additional Information
dated May 1, 2007

Disclosure Related to the PIMCO CommodityRealReturn™ Strategy Portfolio, PIMCO Real Return Portfolio and PIMCO RealEstateRealReturn Strategy Portfolio

Effective immediately, Mihir Worah is replacing John B. Brynjolfsson as portfolio manager to the CommodityRealReturn™ Strategy Portfolio, Real Return Portfolio and RealEstateRealReturn Strategy Portfolio.

Therefore, effective immediately, the section of the table on page 73, including footnote 3 thereto, in the subsection titled "Portfolio Managers-Other Accounts Managed," providing information with respect to John B. Brynjolfsson's management of the CommodityRealReturn™ Strategy Portfolio, Real Return Portfolio and RealEstateRealReturn Strategy Portfolio is deleted, and is replaced by the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Worah[3]
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	10	$2,134	0	N/A
Other Accounts	32	$9,325	9	$1,008

3

Mr. Worah manages the following Portfolios (each Portfolio's total assets under management, as of October 31, 2007, is in parenthesis next to its name): CommodityRealReturn™ Strategy ($283.2 million), Real Return ($1.0 billion) and RealEstateRealReturn Strategy ($5.0 million). Prior to December 31, 2007, Mr. John B. Brynjolfsson managed the CommodityRealReturn™ Strategy Portfolio, Real Return Portfolio and RealEstateRealReturn Strategy Portfolio.  Information pertaining to registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Worah is as of October 31, 2007.

In addition, in the paragraph immediately preceding the above table, the following sentence is added to the end of the paragraph to clarify that the information relating to Mr. Worah is as of October 31, 2007:

Information pertaining to accounts managed by Mr. Worah is as of October 31, 2007.

Further, effective immediately, the section of the table on page 78, in the subsection titled "Portfolio Managers-Securities Ownership," providing information with respect to John B. Brynjolfsson's ownership of portfolio securities is deleted, and is replaced by the following:

Worah[2]	CommodityRealReturn™ Strategy	None
	Real Return	None
	RealEstateRealReturn Strategy	None

2 As of December 31, 2007, Mr. Mihir Worah manages the CommodityRealReturn™ Strategy Portfolio, Real Return Portfolio and RealEstateRealReturn Strategy Portfolio. As of October 31, 2007, Mr. Worah did not own any shares in the CommodityRealReturn™ Strategy Portfolio, Real Return Portfolio or RealEstateRealReturn Strategy Portfolio. Prior to December 31, 2007, Mr. John B. Brynjolfsson managed the CommodityRealReturn™ Strategy Portfolio, Real Return Portfolio and RealEstateRealReturn Strategy Portfolio.

Investors Should Retain This Supplement For Future Reference